Pension and other post-retirement benefits - Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 727,981	$ 504,403
Fair value of plan assets	578,143	407,074
Projected benefit obligation	833,846	564,971
Fair value of plan assets	627,601	407,074
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	288,594	202,422
Fair value of plan assets	148,496	133,711
Projected benefit obligation	288,594	202,422
Fair value of plan assets	$ 148,496	$ 133,711